Principal Exchange-Traded Funds
Supplement dated February 28, 2020
to the Statement of Additional Information dated November 1, 2019
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Effective March 3, 2020, delete references to Paul S. Kim, Mark R. Nebelung and Daniela Spassova.
Effective March 3, 2020, in the Advisor: Principal Global Investors, LLC Other Accounts Managed table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Aaron J. Siebel (1): Principal Contrarian Value Index, Principal Healthcare Innovators Index, Principal International Multi-Factor Core Index, Principal Millennials Index, Principal Price Setters Index, Principal Shareholder Yield Index, Principal Sustainable Momentum Index, Principal U.S. Large-Cap Multi-Factor Core Index, Principal U.S. Mega-Cap Multi-Factor Index, Principal U.S. Small-Cap Multi-Factor Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs

Registered investment companies	18	$16.2 billion	0	$0
Other pooled investment vehicles	4	$39.1 billion	0	$0
Other accounts	2	$7.8 million	0	$0

(1) Information as of December 31, 2019
In the Ownership of Securities table, add the following row alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Aaron J. Siebel (1)	Principal Contrarian Value Index ETF	None
Aaron J. Siebel (1)	Principal Healthcare Innovators Index ETF	None
Aaron J. Siebel (1)	Principal International Multi-Factor Core Index ETF	None
Aaron J. Siebel (1)	Principal Millennials Index ETF	None
Aaron J. Siebel (1)	Principal Price Setters Index ETF	None
Aaron J. Siebel (1)	Principal Shareholder Yield Index ETF	None
Aaron J. Siebel (1)	Principal Sustainable Momentum Index ETF	None
Aaron J. Siebel (1)	Principal U.S. Large-Cap Multi-Factor Index ETF	None
Aaron J. Siebel (1)	Principal U.S. Mega-Cap Multi-Factor Index ETF	None
Aaron J. Siebel (1)	Principal U.S. Small-Cap Multi-Factor Index ETF	None
Aaron J. Siebel (1)	Principal U.S. Small-MidCap Multi-Factor Core Index ETF	None

(1)	Information as of December 31, 2019